CONTINGENT CONSIDERATION ASSOCIATED WITH BUSINESS COMBINATIONS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Business Acquisition
Change in fair value of contingent consideration for business combinations	$ 0	$ (134)	$ (3,665)
Payments of contingent consideration for business combinations	$ 0	2,738	4,877
Selling, general and administrative
Business Acquisition
Change in fair value of contingent consideration for business combinations		$ (200)	$ (3,700)